capital structure financial policies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Components of debt and coverage ratios
Net debt	$ 13,770	$ 13,422
EBITDA - excluding restructuring and other costs	5,421	5,027
Net interest cost	$ 644	$ 567
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio	2.54	2.67
Net debt to operating cash flow ratio maximum	4.00
Coverage ratios
Earnings coverage ratio	4.4	4.8
EBITDA - excluding restructuring and other costs interest coverage ratio	8.4	8.9
Calculation of net debt
Long-term debt	$ 14,101	$ 13,660
Debt issuance costs netted against long-term debt	93	73
Derivative (assets) liabilities, net	(73)	93
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt excluding tax effects	(37)	5
Cash and temporary investments, net	(414)	(509)	$ (432)	$ (432)
Short-term borrowings	100	100	$ 100
Net debt	13,770	13,422
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	5,104	4,910
Restructuring and other costs	317	117
EBITDA - excluding restructuring and other costs	$ 5,421	$ 5,027
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs ratio	2.54	2.67
Earnings Coverage Ratio	4.4	4.8
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs	(0.6)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes	0.1
EBITDA - excluding restructuring and other costs interest coverage ratio	8.4	8.9
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA	0.6
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs	(1.1)
Dividend payout ratio
Dividend payout ratio, (as a per cent)	78.00%	80.00%
Dividend payout ratio of adjusted net earnings, (as a per cent)	81.00%	80.00%
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares	$ 1,600	$ 1,559
Gain and net equity income related to real estate redevelopment project, after income taxes	(150)	(1)
Business combination-related provisions, after income taxes	(17)	(22)
Income tax-related adjustments	(7)	21
Long-term debt prepayment premium, after income taxes	25
Initial and committed donation to TELUS Future Friendly Foundation, after income taxes	90
Adjusted net earnings attributable to Common Shares	$ 1,541	$ 1,557
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs		2.00
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	65.00%	65.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.50
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	75.00%	75.00%